Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Public Offering Prospectus. A prospectus to be used for the public offering of 1,500,000 shares of common stock of the registrant (not including shares of common stock issuable upon exercise of the underwriter’s over-allotment option) (the “Public Offering Prospectus”) through the underwriter named on the cover page of the Public Offering Prospectus.
Entity Registrant Name	Fortune Valley Treasures, Inc.
Entity Central Index Key	0001626745
Entity Primary SIC Number	2080
Entity Tax Identification Number	32-0439333
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	B1601 Oriental Impression Building 2
Entity Address, Address Line Two	No. 139 Liansheng Road
Entity Address, Address Line Three	Humen Town
Entity Address, City or Town	Dongguan
Entity Address, Postal Zip Code	523900
City Area Code	86
Local Phone Number	(769) 8572-9133
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false